Income Taxes (Details Narrative) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Income Taxes
Unused tax losses for which no deferred tax asset recognised		$ 1,312
Accumulated non-capital losses	$ 79,718		$ 75,864